Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 107,238	¥ 85,525	¥ 42,123
Gross realized losses on sales of available-for-sale debt securities	169,686	36,698	48,606
Losses on available-for-sale debt securities	(254,178)	(119,026)	¥ 1,458,264
Corporate bonds
Investment Securities [Line Items]
Losses on available-for-sale debt securities	¥ 359,330	¥ 47,281